Interest in Other Entities (Details) - Schedule of purchase price allocation summary following - USD ($) $ in Thousands	Mar. 31, 2022	Feb. 02, 2022	Jun. 30, 2022
Schedule Of Purchase Price Allocation Summary Following Abstract
Purchase price		$ 1,595	$ 280
Adjusted Company’s equity	$ (164)	252
Excess to allocate	1,169	1,847
Excess purchase price to allocate to IPR&D, net of deferred tax	273
Excess purchase price to allocate to technology, net of deferred tax		745
Goodwill	896	1,102
Total	1,169	$ 1,847
Cash consideration	300
Share consideration	400		$ 7,783
Fair value of former holdings	633
Total purchase price	$ 1,333